INCOME TAX (Schedule of amount of unrecognized tax benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Beginning balance	$ 876	$ 0
Increase related tax positions of prior years	1,128	850
Translations differences related to the current year		26
Translations differences related to current year	(2)
Ending balance	$ 2,002	$ 876